Subsequent Events - Additional Information (Details)											1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
		Jul. 25, 2022 USD ($)	Mar. 04, 2022 USD ($)	Feb. 16, 2022 USD ($) d FLEET Day $ / shares	Feb. 14, 2022 USD ($)	Feb. 09, 2022 USD ($)	Feb. 04, 2022 USD ($)	Feb. 02, 2022 USD ($) Day FLEET $ / shares	Dec. 31, 2021 USD ($)		Feb. 28, 2022 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 24, 2022 USD ($)	Apr. 08, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Maximum borrowing capacity			$ 100,000,000						$ 146,200,000						$ 146,200,000
Total gross debt									306,695,000				$ 495,045,000	$ 495,045,000	306,695,000						$ 281,533,000
Letters of credit outstanding amount									3,100,000						3,100,000
Remaining credit facility									1,900,000						1,900,000
Loss on extinguishment of debt													(8,822,000)	(17,095,000)	(515,000)
Operating lease payments														5,251,000
Adjustments of working capital		$ 10,000,000
Term Loan [Member]
Subsequent Event [Line Items]
Total gross debt									171,355,000	[1]					171,355,000 [1]						$ 137,355,000
Alpine Promissory Note [Member]
Subsequent Event [Line Items]
Total gross debt	[1],[2]								16,717,000						16,717,000
T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount							$ 8,100,000
Cash consideration							30,000,000
Munger Ranch
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests												1.50%
Cash consideration												$ 30,000,000		$ 30,000
Munger Ranch | T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount							8,100,000
Cash consideration							30,000,000
Flotek Industries, Inc
Subsequent Event [Line Items]
Minimum number of hydraulic fleets | FLEET								10
Term of agreement on hydraulic fleets				10 years				3 years
Percentage of margin for agreement								7.00%
Number of hydraulic fleets increased | FLEET				30
Sale of stock, description of transaction														The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount
Percentage of accrued paid-in-kind interest rate				10.00%
Debt instrument, term				1 year
Weighted average trading price | $ / shares								$ 2.5
Debt instrument, face amount				$ 20,000,000
Flotek Industries, Inc | Debt Instrument, Redemption, Period One [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares				$ 1.088125				$ 1.088125
Debt instrument, convertible, threshold trading days | Day								20
Debt instrument, convertible, threshold consecutive trading days | Day								30
Flotek Industries, Inc | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares								$ 1.088125
Weighted average trading price | $ / shares				$ 2.5
Debt instrument, convertible, threshold trading days | d				20
Debt instrument, convertible, threshold consecutive trading days | d				30
Flotek Industries, Inc | Debt Instrument, Redemption, Period Three [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares				$ 0.8705
F T S International Inc [Member]
Subsequent Event [Line Items]
Purchase price			405,700,000
Equity interest			72,900,000
Cash consideration			332,800,000
Wilks Development L L C [Member]
Subsequent Event [Line Items]
Cash consideration														$ 44,400,000
Operating lease payments														51,600,000
New ABL Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity													200,000,000	200,000,000			$ 200,000,000
Total gross debt													143,400,000	143,400,000
Letters of credit outstanding amount													9,200,000	9,200,000
Remaining credit facility													$ 47,400,000	$ 47,400,000
Credit facility, expiration date														Mar. 04, 2027
Interest rate stated percentage													5.50%	5.50%
Private Placement [Member] | Flotek Industries, Inc
Subsequent Event [Line Items]
Principal amount of notes								$ 10,000,000
New Term Loan Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity																		$ 450,000,000
Debt instrument, face amount			$ 302,400,000
Interest rate stated percentage													10.00%	10.00%
Debt instrument maturity date														Mar. 04, 2025
Basis spread on variable rate			2.00%
New Term Loan Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			1.00%
Accruel interest			8.50%
New Term Loan Credit Facility | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			8.00%
New Term Loan Credit Facility | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			6.50%
Unsecured Promissory Note [Member] | F H E U S A L L C [Member]
Subsequent Event [Line Items]
Debt instrument, face amount					$ 1,300,000
Interest rate stated percentage					5.00%
Debt instrument maturity date					Feb. 14, 2027
Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity																			$ 158,900,000
Cash acquired from acquisition				$ 3,900,000
Preferred units purchased									4,400,000						4,400,000
Cash consideration															$ 44,400,000
Subsequent Event | Term Loan [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity											$ 48,000,000
Credit facility, expiration date											Mar. 04, 2022
Subsequent Event | Alpine Promissory Note [Member]
Subsequent Event [Line Items]
Loss on extinguishment of debt			$ 8,300,000
Subsequent Event | Munger Ranch | T H R C Holdings [Member]
Subsequent Event [Line Items]
Rights agreement amount							8,100,000
Cash consideration							$ 30,000,000
Subsequent Event | Basin Units Acquisition [Member]
Subsequent Event [Line Items]
Equity interest						$ 46,000,000
Subsequent Event | Flotek Industries, Inc
Subsequent Event [Line Items]
Minimum number of hydraulic fleets | FLEET								10
Term of agreement on hydraulic fleets								3 years
Percentage of margin for agreement								7.00%
Term of agreement increased on hydraulic fleets				10 years
Number of hydraulic fleets increased | d				30
Sale of stock, description of transaction															The Flotek Supply Agreement Amendment includes a minimum annual volume commitment whereby we will be obligated to pay Flotek liquidated damages equal to 25% of the shortfall for such year, should we fail to meet the minimum purchase amount.
Percentage of accrued paid-in-kind interest rate				10.00%
Debt instrument, term				1 year
Subsequent Event | Flotek Industries, Inc | Debt Instrument, Redemption, Period One [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares				$ 1.088125
Subsequent Event | Flotek Industries, Inc | Debt Instrument, Redemption, Period Two [Member]
Subsequent Event [Line Items]
Weighted average trading price | $ / shares				$ 2.5
Debt instrument, convertible, threshold trading days | Day				20
Debt instrument, convertible, threshold consecutive trading days | Day				30
Subsequent Event | Flotek Industries, Inc | Debt Instrument, Redemption, Period Three [Member]
Subsequent Event [Line Items]
Debt instrument, convertible, conversion price | $ / shares				$ 0.8705
Subsequent Event | Flotek Industries, Inc | Common Stock [Member]
Subsequent Event [Line Items]
Principal amount of notes				$ 50,000,000				$ 10,000,000
Subsequent Event | F T S International Inc [Member]
Subsequent Event [Line Items]
Purchase price			407,500,000
Equity interest			72,900,000
Cash consideration			334,600,000
Subsequent Event | Wilks Development L L C [Member]
Subsequent Event [Line Items]
Operating lease payments															$ 51,600,000
Subsequent Event | Monahans [Member]
Subsequent Event [Line Items]
Percentage of issued and outstanding membership interests		100.00%
Purchase price		$ 90,000,000
Subsequent Event | New ABL Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity		300,000,000	$ 100,000,000													$ 200,000,000	$ 100,000		$ 100,000,000
Additional borrowing capacity		$ 100,000,000
Total gross debt									70,700,000						70,700,000
Letters of credit outstanding amount									9,200,000						9,200,000
Remaining credit facility									$ 20,100,000						$ 20,100,000
Credit facility, expiration date		Mar. 04, 2025	Mar. 04, 2027
Interest rate stated percentage																		4.00%
Subsequent Event | Best Flow Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility, expiration date									Mar. 04, 2022
Subsequent Event | Best Flow Credit Facility [Member] | Maximum [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity																				$ 15,000,000
Subsequent Event | Best Flow Credit Facility [Member] | Minimum [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity																				$ 6,000,000
Subsequent Event | New Term Loan Facility [Member]
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 150,000,000
Additional borrowing capacity		100,000,000
Subsequent Event | Private Placement [Member] | Flotek Industries, Inc
Subsequent Event [Line Items]
Principal amount of notes								$ 10,000,000
Subsequent Event | Series A-1 & B-1 preferred units | Basin Units Acquisition [Member]
Subsequent Event [Line Items]
Equity interest						40,000,000
Subsequent Event | Series B-1 preferred units
Subsequent Event [Line Items]
Equity interest						$ 6,000,000
Subsequent Event | New Term Loan Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity		$ 100,000,000	$ 450,000,000
Interest rate stated percentage																		9.50%
Debt instrument maturity date															Mar. 04, 2025
Subsequent Event | New Term Loan Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			1.00%
Accruel interest			8.50%
Subsequent Event | New Term Loan Credit Facility | Maximum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			8.00%
Subsequent Event | New Term Loan Credit Facility | Minimum [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Subsequent Event [Line Items]
Basis spread on variable rate			6.50%
Subsequent Event | Back Stop Note | THRC Holdings L P [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 22,000,000
Interest rate stated percentage			1.74%
Long-term debt, maturity period			2027-03
Subsequent Event | Closing Date Note | THRC Holdings L P [Member]
Subsequent Event [Line Items]
Debt instrument, face amount			$ 22,000,000
Interest rate stated percentage			1.74%
Long-term debt, maturity period			2027-03
Subsequent Event | Equify Bridge Note
Subsequent Event [Line Items]
Debt instrument, face amount			$ 45,800,000
Interest rate stated percentage			1.00%
Long-term debt, maturity period			2027-03

[1]	Principal maturity for these facilities reflect the terms of the New ABL Credit Facility, the New Term Loan Credit Facility and the Equify Bridge Note which refinanced these facilities subsequent to December 31, 2021, however the presented amounts due at maturity in the schedule above are limited by the balances outstanding as of December 31, 2021. See Note 11 - Subsequent Events for additional detail and a schedule of the full principal repayment obligations as of March 30, 2022.
[2]	Related party debt agreements.